1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

Allison M Fumai allison.fumai@dechert.com +1 212 698 3526 Direct +1 698 698 3599 Fax

December 16, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	E*TRADE Trust
File No. 811-24035

Ladies and Gentlemen:

Enclosed for filing on behalf of E*TRADE Trust (the “Trust”), a newly organized open-end management investment company, is the Trust’s initial registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), on Form N-1A (“Registration Statement”). The Trust also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

Certain items required to be contained in the Registration Statement, including exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

No fee is required in connection with this filing. Please contact me at 212.698.3526 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Allison M. Fumai
Allison M. Fumai